Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 24,175	$ 3,312	¥ 21,549	¥ 7,534
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of fixed assets and computer parts	6,844	938	7,390	6,477
Amortization and impairment of intangible assets	295	40	430	467
Deferred income tax, net	1,040	142	(163)	(99)
Share-based compensation	4,784	655	6,345	6,788
Allowance for credit losses	1,074	147	693	701
Investment and interest expense (income)	(2,598)	(356)	(3,765)	4,010
Amortization of licensed copyrights	7,489	1,026	7,088	7,781
Amortization and impairment of produced content	5,893	807	6,549	5,359
Impairment of long-term investments and other assets	630	86	910	3,058
Share of losses from equity method investments	691	95	3,799	1,910
(Gain) loss on disposal of subsidiaries or business	22	3	(157)	(868)
Gain on disposal of fixed assets	(44)	(6)	(36)	(58)
Barter transaction revenue	(902)	(124)	(418)	(876)
Accretion on convertible senior notes and others	311	43	332	146
Other non-cash expenses (income)	(958)	(131)	(864)	598
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	327	45	216	(2,369)
Amounts due from related parties	(220)	(30)	(196)	264
Licensed copyrights	(6,530)	(895)	(6,381)	(6,144)
Produced content	(7,210)	(988)	(6,928)	(7,391)
Other assets	(16,782)	(2,299)	(691)	965
Customer deposits and deferred revenue	103	14	1,645	(460)
Accounts payable and accrued liabilities and other non-current liabilities	2,298	315	(858)	(1,450)
Deferred income	410	56	273	16
Amounts due to related parties	92	14	(147)	(189)
Net cash provided by operating activities	21,234	2,909	36,615	26,170
Cash flows from investing activities:
Acquisition of fixed assets	(8,134)	(1,114)	(11,190)	(8,286)
Acquisition of businesses, net of cash acquired			(115)	(14)
Acquisition of intangible assets	(125)	(17)	(105)	(107)
Purchases of time deposits and held-to-maturity investments	(225,885)	(30,946)	(198,658)	(173,934)
Maturities of time deposits and held-to-maturity investments	224,188	30,714	152,877	178,831
Purchases of available-for-sale debt investments	(79,022)	(10,826)	(3,335)	(7,587)
Sales and maturities of available-for-sale debt investments	74,366	10,188	2,155	9,288
Purchases of equity investments	(795)	(109)	(1,487)	(3,628)
Proceeds from disposal of equity investments	6,697	917	6,884	1,984
Disposal of subsidiaries' shares			15	270
Loans provided to third parties	(2,427)	(332)	(1,472)
Loans provided to related parties	(38)	(5)	(1)	(859)
Repayment of loans provided to third parties	112	15
Repayment of loans provided to related parties			3,946
Return of equity method investments	2,536	347
Other investing activities	(28)	(4)	89	98
Net cash used in investing activities	(8,555)	(1,172)	(50,397)	(3,944)
Cash flows from financing activities:
Proceeds from short-term loans	22,454	3,076	15,928	6,273
Repayments of short-term loans	(22,039)	(3,019)	(11,026)	(5,084)
Proceeds from long-term loans	1,120	153	130
Repayments of long-term loans	(6,158)	(844)	(7,327)	(11,451)
Repayment of loans borrowed from related parties			(3,477)
Proceeds from issuance of convertible senior notes, net of issuance costs			4,415	3,449
Repayments or redemption of convertible senior notes	(2,914)	(399)	(11,736)
Proceeds from issuance of subsidiaries' shares	41	6	3,461	1,227
Repurchase of ordinary shares	(6,324)	(866)	(4,764)	(1,925)
Proceeds from exercise of share options	47	6	103	200
Proceeds from issuance of redeemable noncontrolling interests	615	84	351	1,212
Acquisition of redeemable noncontrolling interests and noncontrolling interests in subsidiaries	(825)	(113)		(86)
Proceeds from other financing activities	339	46		25
Repayments of other financing activities	(115)	(15)	(220)	(230)
Net cash used in financing activities	(13,759)	(1,885)	(14,162)	(6,390)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	95	13	282	1,729
Net increase/(decrease) in cash, cash equivalents and restricted cash	(985)	(135)	(27,662)	17,565
Cash, cash equivalents and restricted cash at the beginning of the year	37,574	5,148	65,236	47,671
Cash, cash equivalents and restricted cash at the end of the year	36,589	5,013	37,574	65,236
Supplemental disclosures:
Interest paid	2,237	306	2,764	2,690
Income taxes paid	3,684	505	3,666	3,525
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities	1,819	249	1,310	1,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	24,832	3,402	25,231	53,156
Restricted cash	11,697	1,602	11,503	11,330
Long-term restricted cash	60	9	840	750
Cash, cash equivalents and restricted cash at the end of the year	¥ 36,589	$ 5,013	¥ 37,574	¥ 65,236